Condensed Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 72,708		$ 26,926		$ 27,354
Short-term marketable securities	9,984		9,851		0
Patient accounts receivable, net	145,159		136,098		111,226
Inventories	41,886		36,476		34,529
Other receivables	32,929		28,201		25,078
Prepaids expenses and other current assets	3,398		2,670		3,277
Current Portion of notes receivable - related parties	$ 1,492		$ 1,797		$ 1,812
Financing Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Total current assets	$ 307,556		$ 242,019		$ 208,276
Property and equipment, net	35,672		31,980		32,648
Operating lease right-of-use assets, net	43,439	[1]	43,724	[1],[2]	0	[2]
Notes receivable - related parties	$ 1,752		$ 2,076		$ 3,151
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Other assets	$ 8,311		$ 5,199		$ 3,111
Goodwill and intangibles, net	1,230		1,230		1,112
Total assets	397,960		326,228		248,298
Current liabilities
Accounts payable	122,168	[3]	106,495	[3],[4]	92,908	[4]
Accrued compensation related costs	10,176		7,466		8,901
Accrued other	22,873		17,800		13,792
Current portion operating lease liability	7,113	[5]	9,177	[5],[6]	0	[6]
Total current liabilities	162,330		140,938		119,343
Long-term debt, net	80,208		80,301		63,694
Long-term operating lease liabilities	39,527	[7]	37,224	[7],[8]	0	[8]
Other long-term liabilities	8,245		5,749		5,717
Total liabilities	290,310		264,212		188,754
Mezzanine equity
Redeemable convertible preferred Class C Units; 2,459 Units outstanding at June 30, 2023; no Units outstanding at December 31, 2022 (Liquidation preference of $65,327 at June 30, 2023)	62,897		0		0
Members' equity
Accumulated other comprehensive loss	(29)		(117)		0
Retained earnings	5,803		25,828		23,239
Total members' equity	44,619		62,016		59,544
Noncontrolling interest	134		0
Total equity	44,753		62,016		59,544
Total liabilities and members' equity	397,960		326,228		248,298
Class A Units [Member]
Members' equity
Units outstanding	7,725		7,725		7,725
Class A-1 Units [Member]
Current liabilities
Accrued other	2,600
Members' equity
Units outstanding	31,040		28,500		28,500
Class B Units [Member]
Members' equity
Units outstanding	80		80		$ 80
Redeemable Convertible Preferred Class C Units [Member]
Mezzanine equity
Redeemable convertible preferred Class C Units; 2,459 Units outstanding at June 30, 2023; no Units outstanding at December 31, 2022 (Liquidation preference of $65,327 at June 30, 2023)	$ 62,897		$ 0

[1]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes amounts due to related party of $117,831 and $102,113 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[5]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[6]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[7]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively
[8]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022